Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	PENNYMAC FINANCIAL SERVICES, INC.
Entity Central Index Key	0001568669
Document Type	S-1
Pre-Effective Amendment Number	1
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer